Share-Based Payment Transactions (Details) - Schedule of weighted average exercise prices and modification in option plans of employees	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of weighted average exercise prices and modification in option plans of employees [Abstract]
Number of Outstanding at beginning of year | shares	11,923,400
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 0.28
Number of Grants | shares	7,100,000
Weighted average exercise price, Grants | $ / shares	$ 0.08
Number of Forfeited/expired | shares	(600,700)
Weighted average exercise price, Forfeited/expired | $ / shares	$ 1
Number of Outstanding at end of year | shares	18,422,700
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 0.18
Number of Exercisable at end of year | shares	6,322,700
Weighted average exercise price, Exercisable at end of year | $ / shares	$ 0.35